Business Combinations (Summary Of Amounts Of Assets Acquired And Liabilities Assumed) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Current assets	¥ 6,686
Property and equipment	530
Identifiable intangible assets	8,413
Other assets	457
Total assets acquired	16,086
Current liabilities	5,352
Long-term liabilities	3,715
Total liabilities assumed	9,067
Net assets acquired	¥ 7,019